Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Summary of Land, Buildings, Equipment, and Other Depreciable Assets) (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets [Abstract]
Cash received from disposals	$ 22	$ 57